Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.75%
Apartments –8.67%
Camden Property Trust(b)	177,024	$22,269,619
Equity Residential	614,841	47,133,711
UDR, Inc.(b)	343,776	15,765,568
		85,168,898
Data Centers –13.40%
Digital Realty Trust, Inc.	248,666	48,661,450
Equinix, Inc.	84,598	83,031,245
		131,692,695
Free Standing –9.25%
Agree Realty Corp.	435,353	33,435,110
Essential Properties Realty Trust, Inc.(b)	360,448	12,291,277
Realty Income Corp.	781,273	45,227,894
		90,954,281
Gaming REITs–1.83%
Gaming and Leisure Properties, Inc.(b)	349,582	18,041,927
Health Care–13.10%
Alexandria Real Estate Equities, Inc.	178,446	19,670,103
Healthpeak Properties, Inc.(b)	1,395,250	30,681,547
Welltower, Inc.	567,132	78,366,300
		128,717,950
Industrial–9.62%
Americold Realty Trust, Inc.	410,077	9,784,437
First Industrial Realty Trust, Inc.	362,773	19,390,217
Prologis, Inc.(b)	397,563	46,427,407
Rexford Industrial Realty, Inc.(b)	449,351	18,908,690
		94,510,751
Infrastructure REITs–12.41%
American Tower Corp.	384,487	80,357,783
Crown Castle, Inc.	277,035	29,434,969
SBA Communications Corp., Class A	54,033	12,224,966
		122,017,718
Lodging Resorts–1.35%
Hilton Worldwide Holdings, Inc.	27,497	6,968,840
Host Hotels & Resorts, Inc.	341,206	6,285,014
		13,253,854
Manufactured Homes–3.63%
Equity LifeStyle Properties, Inc.	499,756	35,647,595
Office–1.16%
Highwoods Properties, Inc.(b)	352,297	11,435,561
Regional Malls–4.94%
Simon Property Group, Inc.	264,348	48,534,293
Shares		Value
Self Storage–7.53%
CubeSmart	572,369	$28,366,608
Extra Space Storage, Inc.	139,989	23,932,519
Public Storage(b)	62,400	21,718,320
		74,017,447
Shopping Centers–5.09%
Brixmor Property Group, Inc.	481,997	14,493,650
Kimco Realty Corp.	1,012,863	25,898,907
Kite Realty Group Trust	349,951	9,648,149
		50,040,706
Single Family Homes–3.69%
Invitation Homes, Inc.	1,058,065	36,238,726
Specialty–1.82%
Lamar Advertising Co., Class A(b)	52,076	6,979,225
Outfront Media, Inc.	565,890	10,870,747
		17,849,972
Timber REITs–2.26%
Weyerhaeuser Co.	689,088	22,229,979
Total Common Stocks & Other Equity Interests (Cost $722,783,229)		980,352,353
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d)	881,075	881,075
Invesco Treasury Portfolio, Institutional Class, 4.53%(c)(d)	1,700,673	1,700,673
Total Money Market Funds (Cost $2,581,748)		2,581,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $725,364,977)		982,934,101
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.30%
Invesco Private Government Fund, 4.63%(c)(d)(e)	14,592,938	14,592,938
Invesco Private Prime Fund, 4.71%(c)(d)(e)	37,484,476	37,495,721
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,088,659)		52,088,659
TOTAL INVESTMENTS IN SECURITIES–105.31% (Cost $777,453,636)		1,035,022,760
OTHER ASSETS LESS LIABILITIES–(5.31)%		(52,217,644)
NET ASSETS–100.00%		$982,805,116
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,893,185	$56,976,803	$(59,988,913)	$-	$-	$881,075	$128,598
Invesco Liquid Assets Portfolio, Institutional Class	3,027,249	24,120,838	(27,147,201)	(524)	(362)	-	47,866
Invesco Treasury Portfolio, Institutional Class	4,449,355	83,912,744	(86,661,426)	-	-	1,700,673	196,965
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	487,769	218,583,799	(204,478,630)	-	-	14,592,938	444,613*
Invesco Private Prime Fund	1,254,264	429,621,425	(393,381,611)	-	1,643	37,495,721	1,193,779*
Total	$13,111,822	$813,215,609	$(771,657,781)	$(524)	$1,281	$54,670,407	$2,011,821

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$980,352,353	$—	$—	$980,352,353
Money Market Funds	2,581,748	52,088,659	—	54,670,407
Total Investments	$982,934,101	$52,088,659	$—	$1,035,022,760
Invesco Real Estate Fund